UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21698
                                                     ---------

              Gabelli Global Gold, Natural Resources & Income Trust
                  -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                  MARKET
      SHARES                                                      VALUE*
      ------                                                     --------
               COMMON STOCKS -- 95.4%
               DIVERSIFIED INDUSTRIAL -- 0.5%
      28,400   Greif Inc., Cl. B ............................. $  2,094,216
                                                               ------------
               ENERGY AND ENERGY SERVICES -- 38.2%
     148,000   BJ Services Co. ...............................    4,459,240
      71,000   BP plc, ADR ...................................    4,656,180
      20,000   Chesapeake Energy Corp. .......................      579,600
      64,600   Chevron Corp. .................................    4,189,956
      65,000   ConocoPhillips (d) ............................    3,869,450
     147,000   Devon Energy Corp. (d) ........................    9,283,050
      55,000   Diamond Offshore Drilling Inc. ................    3,980,350
     104,300   Exxon Mobil Corp. (d) .........................    6,998,530
     107,600   GlobalSantaFe Corp. ...........................    5,378,924
     247,000   Halliburton Co. (d) ...........................    7,027,150
     100,000   Imperial Oil Ltd. .............................    3,352,270
      75,000   James River Coal Co.+ .........................      791,250
      55,000   Marathon Oil Corp. ............................    4,229,500
     174,000   Murphy Oil Corp. (d) ..........................    8,273,700
     120,000   Nabors Industries Ltd.+ .......................    3,570,000
     130,000   Noble Corp. (d) ...............................    8,343,400
      40,000   Oceaneering International Inc.+ ...............    1,232,000
     100,000   Petroleo Brasileiro SA, ADR ...................    8,383,000
     150,000   Rowan Companies Inc. ..........................    4,744,500
     115,000   Royal Dutch Shell plc, Cl. A ..................    3,793,931
     180,000   Saipem SpA ....................................    3,912,200
     115,000   Sasol Ltd., ADR ...............................    3,782,350
     100,000   Statoil ASA, ADR ..............................    2,382,000
     130,000   Suncor Energy Inc. ............................    9,366,500
      60,000   Tesoro Corp. ..................................    3,478,800
      81,800   Total SA, ADR .................................    5,393,892
      65,000   Transocean Inc.+ ..............................    4,759,950
     105,000   Valero Energy Corp. (d) .......................    5,404,350
     190,000   Weatherford International Ltd.+ ...............    7,926,800
     153,000   Williams Companies Inc. .......................    3,652,110
     174,500   XTO Energy Inc. (d) ...........................    7,351,685
                                                               ------------
                                                                154,546,618
                                                               ------------
               METALS AND MINING -- 56.7%
     471,900   Agnico-Eagle Mines Ltd. (d) ...................   14,690,247
     125,000   Anglo American plc ............................    5,226,180
     180,000   AngloGold Ashanti Ltd., ADR ...................    6,793,200
      90,000   Arch Coal Inc. ................................    2,601,900
     321,800   Barrick Gold Corp. (d) ........................    9,885,696
     100,000   BHP Billiton Ltd., ADR ........................    3,788,000
     180,000   Birch Mountain Resources Ltd.+ ................      630,000
      35,000   Cameco Corp. ..................................    1,279,950
     118,140   Compania de Minas
                Buenaventura SA, ADR .........................    3,189,780
     400,000   Eldorado Gold Corp.+ ..........................    1,735,629
     286,000   Freeport-McMoRan Copper & Gold
                Inc., Cl. B (d) ..............................   15,232,360
     352,600   Glamis Gold Ltd.+ .............................   13,903,018
     140,000   Gold Fields Ltd. ..............................    2,471,334


                                                                  MARKET
      SHARES                                                      VALUE*
      ------                                                     --------
     740,700   Gold Fields Ltd., ADR (d) ..................... $ 13,214,088
     297,500   Goldcorp Inc. (d) .............................    7,021,000
     185,800   Golden Star Resources Ltd.+ ...................      507,234
     748,200   Harmony Gold Mining Co. Ltd., ADR+ ............    9,674,226
      25,341   Highland Gold Mining Ltd.+ ....................       82,321
     342,500   IAMGOLD Corp. .................................    2,895,661
      28,500   Impala Platinum Holdings Ltd. .................    4,701,974
      70,000   Inco Ltd. .....................................    5,338,900
     762,800   Ivanhoe Mines Ltd., New York+ .................    4,775,128
      98,000   Ivanhoe Mines Ltd., Toronto+ ..................      611,103
      70,000   Jubilee Mines NL ..............................      532,145
     345,814   Kingsgate Consolidated Ltd. ...................    1,183,006
   1,081,100   Kinross Gold Corp.+ (d) .......................   13,535,372
   1,900,000   Lihir Gold Ltd.+ ..............................    4,092,448
      40,000   Lonmin plc ....................................    1,916,531
     451,000   Meridian Gold Inc.+ ...........................   11,211,860
     550,000   Newcrest Mining Ltd. ..........................    9,223,100
     349,400   Newmont Mining Corp. (d) ......................   14,936,850
      60,000   Peabody Energy Corp. ..........................    2,206,800
     150,000   Phelps Dodge Corp. (d) ........................   12,705,000
     668,200   Randgold Resources Ltd., ADR+ .................   13,604,552
      29,692   Rio Tinto plc, ADR ............................    5,630,494
      28,400   Teck Cominco Ltd., Cl. B ......................    1,778,573
     154,214   Xstrata plc ...................................    6,372,528
                                                               ------------
                                                                229,178,188
                                                               ------------
               SPECIALTY CHEMICALS -- 0.0%
         600   The Dow Chemical Co. ..........................       23,388
                                                               ------------
               TOTAL COMMON STOCKS ...........................  385,842,410
                                                               ------------
   PRINCIPAL
    AMOUNT
    ------

               U.S. GOVERNMENT OBLIGATIONS -- 4.6%
 $18,776,000   U.S. Treasury Bills,
                4.635% to 5.116%++,
                10/19/06 to 03/08/07 (d) .....................   18,574,336
                                                               ------------
   NUMBER OF                                  EXPIRATION DATE/
   CONTRACTS                                  EXERCISE PRICE
   ---------                                  --------------
               PUT OPTIONS PURCHASED -- 0.0%
               ENERGY AND ENERGY SERVICES -- 0.0%
         750   James River Coal Co. ............Mar. 07/12.50       213,750
                                                               ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $371,494,501) ..................................... $404,630,496
                                                               ============
   --------------
            Aggregate book cost .............................. $371,494,501
                                                               ============
            Gross unrealized appreciation .................... $ 46,044,782
            Gross unrealized depreciation ....................  (12,908,787)
                                                               ------------
            Net unrealized appreciation
             (depreciation) .................................. $ 33,135,995
                                                               ============

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                  MARKET
      SHARES                                                      VALUE*
      ------                                                     --------

               COMMON STOCKS SOLD SHORT -- (0.6)%
               DIVERSIFIED INDUSTRIAL -- (0.6)%
     (28,400)  Greif Inc., Cl. A ............................. $ (2,275,124)
                                                               ------------
               TOTAL COMMON STOCKS SOLD SHORT
                (Total Proceeds $2,008,780) .................. $ (2,275,124)
                                                               ============


   NUMBER OF                                  EXPIRATION DATE/
   CONTRACTS                                  EXERCISE PRICE
   ---------                                  --------------
               OPTION CONTRACTS WRITTEN -- (2.9)%
               CALL OPTIONS WRITTEN -- (2.9)%
       1,300   Agnico-Eagle Mines Ltd. .........Nov. 06/30     $    416,000
         883   Agnico-Eagle Mines Ltd. .........Nov. 06/35          101,545
       2,536   Agnico-Eagle Mines Ltd. .........Nov. 06/40          139,480
         125   Anglo American plc(b) ...........Dec. 06/2365         28,085
       1,050   AngloGold Ashanti Ltd., ADR .....Oct. 06/45           10,500
         450   AngloGold Ashanti Ltd., ADR .....Oct. 06/55            2,250
         300   AngloGold Ashanti Ltd., ADR .....Jan. 07/45           36,000
         900   Arch Coal Inc. ..................Jan. 07/45           22,500
         500   Barrick Gold Corp. ..............Oct. 06/30           87,500
       1,400   Barrick Gold Corp. ..............Oct. 06/32.50        49,000
       1,318   Barrick Gold Corp. ..............Jan. 07/32.50       243,830
         750   BHP Billiton Ltd., ADR ..........Nov. 06/40           90,000
         250   BHP Billiton Ltd., ADR ..........Nov. 06/50            1,875
       1,480   BJ Services Co. .................Oct. 06/30          192,400
         710   BP plc, ADR .....................Oct. 06/75            3,550
         350   Cameco Corp. ....................Dec. 06/40           56,000
         200   Chesapeake Energy Corp. .........Oct. 06/32.50         2,000
         496   Chevron Corp. ...................Dec. 06/65          114,080
         150   Chevron Corp. ...................Dec. 06/70           12,000
         150   ConocoPhillips ..................Oct. 06/65            2,250
         500   ConocoPhillips ..................Nov. 06/70            7,500
         270   Devon Energy Corp. ..............Oct. 06/65           40,500
         250   Devon Energy Corp. ..............Oct. 06/70           10,000
         250   Devon Energy Corp. ..............Jan. 07/70           73,750
         700   Devon Energy Corp. ..............Jan. 07/80           66,500
         300   Diamond Offshore Drilling Inc. ..Oct. 06/70          135,000
         250   Diamond Offshore Drilling Inc. ..Dec. 06/80           66,875
         343   Exxon Mobil Corp. ...............Oct. 06/62.50       185,220
         100   Exxon Mobil Corp. ...............Oct. 06/67.50        13,000
         600   Exxon Mobil Corp. ...............Jan. 07/65          294,000
       2,860   Freeport-McMoRan Copper
                & Gold Inc., Cl. B .............Nov. 06/60          314,600
         500   Glamis Gold Ltd. ................Oct. 06/35          245,000
       2,250   Glamis Gold Ltd. ................Nov. 06/40          613,125

   NUMBER OF                                  EXPIRATION DATE/     MARKET
   CONTRACTS                                  EXERCISE PRICE       PRICE*
   ---------                                  --------------       ------
         776   Glamis Gold Ltd. ................Nov. 06/45     $     83,420
         576   GlobalSantaFe Corp. .............Oct. 06/45          269,568
         250   GlobalSantaFe Corp. .............Nov. 06/50           68,750
         250   GlobalSantaFe Corp. .............Jan. 07/52.50        73,750
       3,100   Gold Fields Ltd., ADR ...........Oct. 06/20           77,500
       2,850   Gold Fields Ltd., ADR ...........Oct. 06/22.50        14,250
       1,500   Gold Fields Ltd., ADR ...........Oct. 06/25            7,500
       1,000   Gold Fields Ltd., ADR ...........Nov. 06/17.50       165,000
         357   Gold Fields Ltd., ADR ...........Jan. 07/20           46,410
       1,090   Goldcorp Inc. ...................Oct. 06/30           10,900
       1,235   Goldcorp Inc. ...................Nov. 06/27.50        80,275
         650   Goldcorp Inc. ...................Jan. 07/25          149,500
       1,858   Golden Star Resources Ltd. ......Jan. 07/5            27,870
       1,000   Halliburton Co. .................Oct. 06/27.50       140,000
         470   Halliburton Co. .................Oct. 06/30           16,450
       1,000   Halliburton Co. .................Jan. 07/32.50        90,000
       4,000   Harmony Gold Mining
                Co. Ltd., ADR ..................Nov. 06/12.50       520,000
       3,482   Harmony Gold Mining
                Co. Ltd., ADR ..................Nov. 06/15          121,870
       3,425   IAMGOLD Corp.(a) ................Nov. 06/12           26,046
       1,000   Imperial Oil Ltd.(a) ............Oct. 06/48            6,710
         700   Inco Ltd. .......................Jan. 07/80           31,500
         800   Ivanhoe Mines Ltd. ..............Dec. 06/5           116,000
       7,808   Ivanhoe Mines Ltd. ..............Dec. 06/7.50        175,680
       9,040   Kinross Gold Corp. ..............Nov. 06/12.50       949,200
       1,000   Kinross Gold Corp. ..............Nov. 06/15           35,000
         500   Kinross Gold Corp. ..............Feb. 07/12.50        92,500
         271   Kinross Gold Corp. ..............Feb. 07/15           25,745
       1,900   Lihir Gold Ltd.(c) ..............Feb. 07/3.35        240,732
         450   Marathon Oil Corp. ..............Oct. 06/75          166,500
         100   Marathon Oil Corp. ..............Oct. 06/85            3,000
       2,096   Meridian Gold Inc. ..............Oct. 06/30           20,960
       2,414   Meridian Gold Inc. ..............Jan. 07/30          307,785
         270   Murphy Oil Corp. ................Oct. 06/50           12,150
       1,330   Murphy Oil Corp. ................Oct. 06/55            6,650
         140   Murphy Oil Corp. ................Oct. 06/60              700
         200   Nabors
                Industries Ltd. ................Dec. 06/35            9,000
       1,000   Nabors
                Industries Ltd. ................Dec. 06/37.50        20,000
       1,000   Newmont Mining Corp. ............Oct. 06/42.50       160,000
       1,250   Newmont Mining Corp. ............Dec. 06/47.50       150,000
       1,244   Newmont Mining Corp. ............Dec. 06/50           80,860
         650   Noble Corp. .....................Oct. 06/65          123,500
         650   Noble Corp. .....................Oct. 06/70           32,500
         200   Oceaneering
                International Inc. .............Oct. 06/42.50         1,000
         200   Oceaneering
                International Inc. .............Oct. 06/45            2,000
         600   Peabody Energy Corp. ............Dec. 06/40          135,000
         500   Petroleo Brasileiro
                SA, ADR ........................Oct. 06/95           10,000

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

   NUMBER OF                                  EXPIRATION DATE/     MARKET
   CONTRACTS                                  EXERCISE PRICE       PRICE*
   ---------                                  --------------       ------
               OPTION CONTRACTS WRITTEN (CONTINUED)
               CALL OPTIONS WRITTEN (CONTINUED)
         500   Petroleo Brasileiro
                SA, ADR ........................Jan. 07/95     $    110,000
         700   Phelps Dodge Corp. ..............Oct. 06/100           7,000
         160   Phelps Dodge Corp. ..............Oct. 06/120           1,600
         200   Phelps Dodge Corp. ..............Jan. 07/100          42,000
         440   Phelps Dodge Corp. ..............Jan. 07/120          11,000
       1,500   Randgold Resources
                Ltd., ADR ......................Oct. 06/25            7,500
       2,915   Randgold Resources
                Ltd., ADR ......................Dec. 06/22.50       335,225
       2,267   Randgold Resources
                Ltd., ADR ......................Mar. 07/25          289,042
          50   Rio Tinto plc, ADR ..............Jan. 07/210          43,500
       1,100   Rowan Companies Inc. ............Oct. 06/35           11,000
         400   Rowan Companies Inc. ............Oct. 06/40            2,000
         115   Royal Dutch Shell
                plc, Cl. A(b) ..................Oct. 06/1900         53,830
     180,000   Saipem SpA ......................Dec. 06/19.56        57,062
       1,000   Sasol Ltd., ADR .................Oct. 06/40            5,000
       1,000   Statoil ASA, ADR ................Oct. 06/30            5,000
         844   Suncor Energy Inc. ..............Oct. 06/65          633,000
         256   Suncor Energy Inc. ..............Oct. 06/85            2,560
         200   Suncor Energy Inc. ..............Dec. 06/90           16,000
         300   Tesoro Corp. ....................Oct. 06/65           12,000
         300   Tesoro Corp. ....................Nov. 06/75            4,500
           6   The Dow Chemical Co. ............Oct. 06/35            2,490
         429   Total SA, ADR ...................Nov. 06/60          283,140
         389   Total SA, ADR ...................Nov. 06/70           26,258
         400   Transocean Inc. .................Nov. 06/85           26,000
         250   Transocean Inc. .................Jan. 07/75          145,000
       1,050   Valero Energy Corp. .............Oct. 06/55           57,750
         500   Weatherford
                International Ltd. .............Oct. 06/35          355,000
       1,400   Weatherford
                International Ltd. .............Jan. 07/50          147,000
         930   Williams Companies Inc. .........Oct. 06/20          362,700
         600   Williams Companies Inc. .........Oct. 06/27.50         3,000
       1,000   XTO Energy Inc. .................Oct. 06/50            5,000
         245   XTO Energy Inc. .................Nov. 06/45           28,175
         500   XTO Energy Inc. .................Nov. 06/50           17,500
                                                               ------------
               TOTAL CALL OPTIONS WRITTEN
                (Premiums received $17,402,716) .............. $ 11,687,478
                                                               ============

   --------------
            Aggregate book cost .............................. $ 19,411,496
                                                               ============
            Gross unrealized appreciation .................... $  7,531,483
            Gross unrealized depreciation ....................   (2,082,589)
                                                               ------------
            Net unrealized appreciation (depreciation) ....... $  5,448,894
                                                               ============
   --------------

   EQUITY SWAPS
                                                                   UNREALIZED
   NOTIONAL    EQUITY SECURITY    INTEREST RATE/    TERMINATION  APPRECIATION/
    AMOUNT        RECEIVED     EQUITY SECURITY PAID     DATE    (DEPRECIATION)
    ------     --------------- --------------------   -------   -------------
  $1,838,006   Market Value     3 Month LIBOR         08/06/07      $34,221
   1,874,467   Appreciation     plus 45 bps plus      08/06/07        (300)
               on MMX           Market Value
               Mineraco e       Depreciation on
               Metalicos SA     MMX Mineraco e
                                Metalicos SA
                                                                    -------
               Net Unrealized Appreciation                          $33,921
                                                                    =======
  --------------
 (a) Exercise price denoted in Canadian dollars.
 (b) Exercise price denoted in British pounds.
 (c) Exercise price denoted in Australian dollars.
 (d) Securities, or a portion thereof, with a value of $105,065,349 is pledged as collateral for short sales and options written.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                        % OF
                                       MARKET      MARKET
                                        VALUE       VALUE
                                       ------      ------
GEOGRAPHIC DIVERSIFICATION
LONG POSITIONS
North America ........................  61.9%   $250,651,962
Europe ...............................  13.1      52,970,809
Latin America ........................  10.3      41,551,854
South Africa .........................  10.0      40,637,172
Asia/Pacific .........................   4.7      18,818,699
                                       -----    ------------
                                       100.0%   $404,630,496
                                       =====    ============

SHORT POSITIONS
North America ........................  (2.5)%  $(10,101,455)
Latin America ........................  (0.3)     (1,390,068)
Europe ...............................  (0.3)     (1,132,192)
South Africa .........................  (0.3)     (1,006,280)
Asia/Pacific .........................  (0.1)       (332,607)
                                       -----    ------------
                                        (3.5)%  $(13,962,602)
                                       =====    ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Global Gold, Natural Resources & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.